As filed with the Securities and Exchange Commission on April 22, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741

 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

GoodHaven Fund
SCHEDULE OF INVESTMENTS at February 29, 2016 (Unaudited)

Shares	Common Stocks - 67.9%	Value
	Computer & Internet Software - 6.0%
9,000	Alphabet, Inc. - Class A [1]	$6,454,980
11,500	Alphabet, Inc. - Class C [1]	8,024,355
		14,479,335

	Computers & Peripheral Equipment - 6.6%
433,400	Hewlett Packard Enterprise Co.	5,751,218
653,400	HP, Inc.	6,984,846
343,742	Systemax, Inc. [1,2]	3,028,367
		15,764,431

	Consumer Products - 4.0%
100,000	Spectrum Brands Holdings, Inc.	9,577,000

	Diversified Holding Companies - 7.7%
29,200	Berkshire Hathaway, Inc. - Class B [1]	3,917,764
1,035,320	Dundee Corp. [1,2]	3,772,452
350,000	HRG Group, Inc. [1]	4,074,000
457,512	Leucadia National Corp.	6,611,048
		18,375,264

	Financial Services - 3.2%
290,300	Federated Investors, Inc. - Class B	7,597,151

	Industrial Machinery - 0.5%
50,000	Colfax Corp. [1]	1,265,500

	Loan Servicing - 4.8%
1,542,906	Walter Investment Management Corp. [1,3]	11,571,795

	Marine Services & Equipment - 1.7%
14,320	SEACOR Holdings, Inc. [1]	692,945
376,694	Stolt-Nielsen Ltd. [2]	3,452,036
		4,144,981

	Metals & Mining - 11.2%
1,932,150	Barrick Gold Corp.	26,837,564

	Oil & Gas Exploration & Production - 7.4%
1,618,100	Birchcliff Energy Ltd. [1]	6,051,430
2,880,055	WPX Energy, Inc. [1]	11,837,026
		17,888,456

	Property/Casualty Insurance - 7.3%
15,482	Alleghany Corp. [1]	7,183,338
13,411	White Mountains Insurance Group	10,284,360
		17,467,698

	Retailing - 4.8%
218,000	Sears Holdings Corp. [1]	3,808,460
816,900	Staples, Inc.	7,719,705
		11,528,165

	Telecommunications - 2.7%
130,000	Verizon Communications, Inc.	6,594,900

	TOTAL COMMON STOCKS (Cost $205,598,670)	163,092,240

	GUERNSEY INVESTMENT FUND - 2.4%
1,036,487	JZ Capital Partners Limited [2]	5,720,032

	TOTAL GUERNSEY INVESTMENT FUND (Cost $5,910,842)	5,720,032

	REAL ESTATE INVESTMENT TRUSTS - 1.2%
68,058	Seritage Growth Properties	2,814,879

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,635,891)	2,814,879

Principal Amount	CONVERTIBLE BONDS - 0.4%
	Loan Servicing - 0.4%
$2,000,000	Walter Investment Management Corp. 4.500% due 11/1/19	1,085,000

	TOTAL CONVERTIBLE BONDS (Cost $1,080,000)	1,085,000

	CORPORATE BONDS - 0.4%
	Oil & Gas Exploration & Production - 0.4%
1,000,000	WPX Energy, Inc. 5.250% due 1/15/17	985,000

	TOTAL CORPORATE BONDS (Cost $930,869)	985,000

	MISCELLANEOUS SECURITIES - 0.2% [4]
	TOTAL MISCELLANOUS SECURITIES (Cost $497,778)	505,000

	Total Investments (Cost $216,654,050) - 72.5%	174,202,151
	Cash and Other Assets in Excess of Liabilities - 27.5%	66,095,923
	TOTAL NET ASSETS - 100.0%	$240,298,074

[1]	Non-income producing security.
[2]	A portion of this security is considered illiquid. As of February 29, 2016, the total market value of illiquid securities was $10,218,961 or 4.3% of net assets.
[3]	Affiliated company as defined by the Investment Company Act of 1940.

Affiliated companies, as defined in Section 2(a)(3) of the Investment Company Act of 1940, are companies 5% or more of whose outstanding voting shares are held by the Fund and an advisor.  For the period ended February 29, 2016, the Fund had the following transactions with affiliated companies:

As of February 29, 2016, the market value of all securities of affiliated companies held in the Fund amounted to $11,571,795, representing 4.8% of net assets.

	Share Balance December 1, 2015	Purchases	Sales	Share Balance February 29, 2016	Realized Gain (Loss)	Dividend Income	Value February 29, 2016	Acquisition Cost
Walter Investment Management Corp.	1,633,106	25,000	115,200	1,542,906	$(2,113,819)	$-	$11,571,795	$33,865,790

[4]	Represents previously undisclosed securities which the Fund has held for less than one year.

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows+:

Cost of investments	$217,330,993
Gross unrealized appreciation	37,491,447
Gross unrealized depreciation	(80,620,289)
Net unrealized depreciation	$(43,128,842)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the GoodHaven Fund's, (the "Fund'), previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

GoodHaven Fund
Summary of Fair Value Exposure at February 29, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2016. See the Schedule of Investments for industry breakouts.

	Level 1	Level 2	Level 3	Total
Common Stocks	$163,092,240	$–	$–	$163,092,240
Guernsey Investment Fund	5,720,032	–	–	5,720,032
Real Estate Investment Trusts	2,814,879	–	–	2,814,879
Convertible Bonds	–	1,085,000	–	1,085,000
Corporate Bonds	–	985,000	–	985,000
Miscellaneous Securities	–	505,000	–	505,000
Total Investments	$171,627,151	$2,575,000	$–	$174,202,151

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
 Elaine E. Richards, President, Principal Executive Officer

Date  April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*  /s/ Elaine E. Richards
 Elaine E. Richards, President, Principal Executive Officer

Date  April 22, 2016

By (Signature and Title)*  /s/ Eric C. VanAndel
 Eric C. VanAndel, Treasurer, Principal financial Officer

Date  April 22, 2016

* Print the name and title of each signing officer under his or her signature.